Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income:
Gains on disposal of premises and equipment		¥ 9,943	¥ 7,125	¥ 2,583
Total	[1]	2,113,700	3,497,900	3,458,900
Expenses:
Interest expense		374,132	467,939	1,271,381
Equity in undistributed net income (loss) of subsidiaries	[2]	34,587	31,027	34,012
Income tax expense (benefit)		(141,017)	210,716	47,175
Net income (loss) attributable to MHFG shareholders		(104,722)	581,765	150,195
Parent Company
Income:
Management fees from subsidiaries		40,462	36,334	38,004
Interest income on loans and discounts		133,215	128,697	123,354
Gains on disposal of premises and equipment		0		10,866
Gains on sales of investments in subsidiaries		53,005	40
Other income		11,319	11,970	7,088
Total		517,823	409,013	215,986
Expenses:
Operating expenses		43,192	37,979	38,951
Interest expense		130,453	130,812	126,516
Losses on sales of investments in a subsidiary		26,606
Other expense		5,946	8,842	25,313
Total		206,197	177,633	190,780
Equity in undistributed net income (loss) of subsidiaries		(505,891)	341,369	130,930
Income (loss) before income tax expense (benefit)		(194,265)	572,749	156,136
Income tax expense (benefit)		(89,543)	(9,016)	5,941
Net income (loss) attributable to MHFG shareholders		(104,722)	581,765	150,195
Parent Company | Banking Subsidiary
Income:
Banking subsidiaries		197,717	214,473	23,824
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Banking subsidiaries		¥ 82,105	¥ 17,499	¥ 12,850

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.